PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property And Equipment, Net
	Computers and computers equipment	Office furniture and equipment	Leasehold improvements	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2023	4,682	944	1,835	7,461
Foreign operations financial statements translation adjustments	170	24	62	256
Disposals	(10)	(32)	-	(42)
Additions during the year	471	115	205	791
	5,313	1,051	2,102	8,466

Accumulated depreciation:
Balance as of January 1, 2023	3,254	91	124	3,469
Foreign operations financial statements translation adjustments	140	13	52	205
Disposals	(10)	(32)	-	(42)
Additions during the year	1,161	47	183	1,391
	4,545	119	359	5,023
Net Book Value:
As of December 31, 2023	768	932	1,743	3,443
As of December 31, 2022	1,428	853	1,711	3,992